AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 11, 2017

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 621	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 622	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 10, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 621 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 10, 2017 as the new effective date for Post-Effective Amendment No. 582 to the Trust’s Registration Statement, which was filed on January 13, 2017 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 593, 602, 606, 610 and 618 to the Trust’s Registration Statement filed on March 28, 2017, April 21, 2017, May 19, 2017, June 16, 2017 and July 14, 2017, respectively. This Amendment relates solely to PowerShares S&P 500 Risk Weighted Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 582 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 586 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of August, 2017.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	August 11, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	August 11, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	August 11, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	August 11, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	August 11, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	August 11, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	August 11, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	August 11, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	August 11, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	August 11, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	August 11, 2017
Donald H. Wilson

*By: /s/ Anna Paglia		August 11, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

3